Fair Value Measurements - Change in the fair value of the Level 3 (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in the fair value of the Level 3 financial liabilities
Fair value as of beginning of the period	$ 7,350,083
Change in fair value	(6,273,271)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Financial Instruments
Fair value as of end of the period	$ 7,630,000	$ 7,630,000
VSee Lab, Inc
Change in the fair value of the Level 3 financial liabilities
Fair value as of beginning of the period		$ 0	$ 273,534	$ 0
Fair value at October 5, 2022 (Initial measurement)				208,803
Change in fair value			(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)			(181,085)
Fair value as of end of the period			$ 0	$ 273,534